UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 13, 2007 PURSUANT TO A REQUEST FOR
CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2007.

Report for the Quarter Ended June 30, 2007

Check here if Amendment [X]
This Amendment No. 1    [ ] is a restatement
                        [X] adds new holdings

Institutional Investment Manager Filing this Report:


Bank of America Corporation
100 North Tryon Street
Charlotte, NC  28255

Form 13F File Number:  028-00158

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Lucille Reymann
Senior Vice President
704-388-8434

Signature, Place, and Date of Signing:




/s/ Lucille Reymann
Charlotte, NC
January 3, 2008

Report Type:

[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT



List of Other Managers Reporting for this Manager:


Form 13F File Number    Name

801-41391               Columbia Wanger Asset Management, LP
028-10483               Banc of America Investment Advisors, Inc.
028-06748               Marsico Capital Management LLC

                 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers: 1


Form 13F Information Table Entry Total: 1
Form 13F Information Table Value Total: 347,926,000



List of Other Included Managers:

08.     028-10265       Banc of America Securities LLC




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
                                                        VALUE    SHARES/   SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         ISSUE CLASS    CUSIP   (X1000)   PRN AMT   PRN CALL DSCRETN  MANAGERS      SOLE     SHARED     NONE
------------------------------ ------------ --------- --------  --------- --- ---- ------- ------------ --------- --------- ------
TRW AUTOMOTIVE HLDGS CORP      COM          87264S106    347926   9446800 SH       DEFINED 08             9446800         0      0


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